GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) $ / $	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $
GOODWILL AND INTANGIBLE ASSETS, NET
Balance at beginning of the year, net	$ 9,017,419		$ 7,818,125
Impairment of goodwill	(5,022,822)		0
Reclassification to assets held for sale	(852,746)		0
Effect of change in foreign exchange rate	(1,194,526)		1,199,294
Balance at end of the year, net	$ 1,947,325		$ 9,017,419
Market representative rate | $ / $	3,757.08	3,757.08	4,409.15	3,822.05	4,810.2
Banistmo S.A.
GOODWILL AND INTANGIBLE ASSETS, NET
Impairment of goodwill		$ (1,418,000)